Deferred Tax - Reconciliation of Movements of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets and Liabilities [Line Items]
Beginning Balance	$ 1,557
Ending balance	1,272	$ 1,557
Beginning balance	1,691
Ending Balance	1,493	1,691
Net deferred tax assets	221	134
Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
Beginning Balance	1,557	991
(Benefit) expense to income statement	(306)	576
Acquisitions	14	5
Benefit (expense) to other comprehensive income		(23)
Ending balance	1,272	1,557
Translation and other, net	7	8
Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement	(226)	(86)
Acquisitions	4	5
Benefit (expense) to other comprehensive income	43	(58)
Beginning balance	1,691	1,801
Expense to equity	(28)	21
Translation and other, net	9	9
Ending Balance	1,493	1,691
Discontinued operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement		(1)
Goodwill and Other Identifiable Intangible Assets [Member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
Beginning Balance	526	546
Acquisitions	0	5
Ending balance	512	526
Translation and other, net	1	1
Goodwill and Other Identifiable Intangible Assets [Member] | Continuing Operations [member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement	(15)	(26)
Equity Method Investments [member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
Beginning Balance	865	172
Acquisitions	0	0
Benefit (expense) to other comprehensive income		(23)
Ending balance	703	865
Translation and other, net	0	130
Equity Method Investments [member] | Continuing Operations [member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement	(162)	586
Other [Member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
Beginning Balance	166	273
Acquisitions	14	0
Ending balance	57	166
Translation and other, net	6	(123)
Other [Member] | Continuing Operations [member] | Deferred Tax Liabilities [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement	(129)	16
Tax Losses and Other Attributes [Member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Acquisitions	4
Beginning balance	267	209
Translation and other, net	10	1
Ending Balance	176	267
Tax Losses and Other Attributes [Member] | Continuing Operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement	(105)	57
Goodwill and Other Identifiable Intangible Assets [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Beginning balance	1,058	1,110
Translation and other, net	(2)	3
Ending Balance	979	1,058
Goodwill and Other Identifiable Intangible Assets [member] | Continuing Operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement	(77)	(55)
Employee Benefits and Compensation [member]
Deferred Tax Assets and Liabilities [Line Items]
Expense to equity	28	(21)
Employee Benefits and Compensation [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Benefit (expense) to other comprehensive income	43	(58)
Beginning balance	175	214
Expense to equity	(28)	21
Translation and other, net	3	2
Ending Balance	185	175
Employee Benefits and Compensation [member] | Continuing Operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement	(8)	(4)
Other [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
Acquisitions		5
Beginning balance	191	268
Expense to equity		0
Translation and other, net	(2)	3
Ending Balance	153	191
Other [member] | Continuing Operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement	$ (36)	(84)
Other [member] | Discontinued operations [member] | Deferred Tax Assets [member]
Deferred Tax Assets and Liabilities [Line Items]
(Benefit) expense to income statement		$ (1)